Schedule of Investments (unaudited)
December 31, 2021
BlackRock Hedge Fund Guided Portfolio Solution
(Percentages shown are based on Members’ Capital)
Portfolio Funds(a)(b)	First Acquisition Date	Cost	Value	% of Net Assets
Equity Hedge
Kadensa Fund	04/01/21	$ 2,062,500	$ 2,187,508	4.6%
Manticore Fund (Cayman) Ltd.	04/01/21	2,162,500	1,986,178	4.2%
Pelham Long/Short Fund, Ltd.	04/01/21	2,162,500	1,925,428	4.0%
Voleon International Investors, Ltd.	04/01/21	1,812,500	1,994,390	4.2%
Total Equity Hedge		8,200,000	8,093,504	17.0%
Event-Driven
MY Asian Opportunities Unit Trust	05/01/21	1,964,218	1,793,751	3.8%
Nekton Global Fund Ltd.	10/01/21	1,900,000	1,958,480	4.1%
Pentwater Event Fund, Ltd.	04/01/21	4,175,000	4,321,002	9.0%
Segantii Asia-Pacific Equity Multi-Strategy Fund, Class A1 Shares	04/01/21	2,000,000	2,040,204	4.3%
Segantii Asia-Pacific Equity Multi-Strategy Fund, Class C3 Shares	11/01/21	100,000	98,559	0.2%
Total Event-Driven		10,139,218	10,211,996	21.4%
Macro
Crabel Fund SPC, Ltd. Segregated Portfolio AA	04/01/21	2,162,500	2,152,401	4.5%
East One Commodity Fund Limited	05/01/21	1,812,500	2,203,050	4.6%
Stratus Feeder, Ltd.	04/01/21	3,834,500	3,877,321	8.1%
Systematica Alternative Markets Fund Ltd., Class C Non Voting USD Shares	05/01/21	1,912,500	2,171,953	4.6%
Total Macro		9,722,000	10,404,725	21.8%
Relative Value
One William Street Capital Offshore Fund, Ltd.	04/01/21	4,100,000	4,241,922	8.9%
Parallax Offshore Investors Fund, Ltd., Standard Tranche Shares	04/01/21	3,100,000	3,097,294	6.5%
Polar Multi-Strategy Fund	04/01/21	4,050,000	4,058,897	8.5%
Rose Grove Offshore Fund I, Ltd.	04/01/21	2,162,500	2,170,627	4.5%
Total Relative Value		13,412,500	13,568,740	28.4%
Total Portfolio Funds		41,473,718	42,278,965	88.6%
Security	Cost	Value	% of Net Assets
Short-Term Securities
Money Market Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.00%(c)(d)	4,765,833	4,765,833	10.0%
Total Short-Term Securities	4,765,833	4,765,833	10.0%
Total Investments	$ 46,239,551	47,044,798	98.6%
Other Assets Less Liabilities		652,139	1.4%
Net Assets		$ 47,696,937	100.0%
(a)	Non-income producing security.
(b)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $42,278,965, representing 88.6% of its net assets as of period end, and an original cost of $41,473,718.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ —	$ 4,765,833(a)	$ —	$ —	$ —	$ 4,765,833	—	$ 364	$ —
(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)  (continued)
December 31, 2021
BlackRock Hedge Fund Guided Portfolio Solution
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$ 4,765,833	$ —	$ —	$ 4,765,833
Investments valued at NAV				42,278,965
				$ 47,044,798
2